Accounts receivable, trade	12 Months Ended
Dec. 31, 2014
Accounts receivable, trade [Abstract]
Accounts receivable, trade

Note 3 - Accounts receivable, trade

Accounts receivable as of December 31, 2014 and 2013 consisted of the following:

	December 31,
	2014	2013

Accounts receivable	$910	$48,161
Allowance for doubtful accounts	-	(98)
	$910	$48,063

The movements in allowance for doubtful accounts are as follows:

	2014	2013

Balance at the beginning of the year	$98	$-
Addition	-	98
Disposal of a subsidiary	(98)	-
Balance at the end of the year	$-	$98

All of the Company's customers are located in the PRC and Hong Kong. The Company provides credit in the normal course of business. The Company performs ongoing credit evaluations of its customers and maintains allowances for doubtful accounts based on factors surrounding the credit risk of specific customers, historical trends, and other information.